The Company and key events - Key events for the six-month period ended June 30, 2023 (Details) € in Millions, $ in Millions						1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2023 EUR (€)	Apr. 26, 2023 USD ($) shares	Apr. 03, 2023 EUR (€)	Apr. 03, 2023 USD ($)	Jun. 01, 2022 USD ($)	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 19, 2022 target_option
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of target options | target_option						2				2
Milestone payment received						€ 25.0
Advance received						€ 25.0
Takeda agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance received			€ 4.6	$ 5.0
Maximum amount receivable upon achievement of certain milestones | $				$ 410.0
Agreement related to IPH5201 with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received | $					$ 5.0
Advance received | $									$ 5.0
Payments for milestone	€ 2.0
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received								€ 2.0
Payments for milestone							€ 2.0
American Depository Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum potential proceeds from issuance of equity | $		$ 75.0
Number of ordinary shares per ADS (in shares) | shares		1